STAPLED UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan (Details) - Executive Deferred Stapled Unit Plan shares in Millions	12 Months Ended
Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement
Number of preceding trading days in Toronto Stock Exchange or New York Stock Exchange	5 days
Percentage of vesting of the number of stapled units	100.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement
Number of stapled units which may be issued	1.0
Settlement period	60 days